Provisions and contingent liabilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	$ 22,551	$ 8,082	$ 17,947
Additions	35,776	47,994	14,588
Monetary adjustment	904	561
Reversals	(7,442)	(14,430)	(3,475)
Payments	(23,738)	15,719	(22,226)
Payments	23,738	(15,719)	22,226
Effect of changes in exchange rates (OCI)	2,869	(3,937)	1,248
Balance at end of the year	30,920	22,551	$ 8,082
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	883
Additions	3,652
Monetary adjustment	373
Reversals
Payments
Payments
Effect of changes in exchange rates (OCI)	173
Balance at end of the year	5,081	883
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	18,650
Additions	26,239
Monetary adjustment	58
Reversals	(2,111)
Payments	(23,110)
Payments	23,110
Effect of changes in exchange rates (OCI)	2,318
Balance at end of the year	22,044	18,650
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	3,018
Additions	5,885
Monetary adjustment	473
Reversals	(5,331)
Payments	(628)
Payments	628
Effect of changes in exchange rates (OCI)	378
Balance at end of the year	$ 3,795	$ 3,018